CAPITAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
CAPITAL RISK MANAGEMENT
27. CAPITAL RISK MANAGEMENT
The Company manages its capital in a manner that will allow it to continue as a going concern while maximizing the return to shareholders through the optimization of the debt and equity balance.
In the management of capital, the Company includes the components of equity, long-term debt, net of cash and cash equivalents, and investments.

	As of	As of
	December 31, 2019	December 31, 2018
(Deficiency)/equity	$(32,123)	$42,037
Long-term debt	90,782	73,224
	$58,659	$115,261
Cash and cash equivalents	(53,367)	(96,507)
	$5,292	$18,754

The Company manages its capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. In doing so, the Company may issue new shares, restructure or issue new debt and acquire or dispose of assets.
In order to facilitate the management of its capital requirements, the Company prepares annual budgets that are updated as necessary depending on various factors, including successful capital deployment and general industry conditions. The Company's treasury policy specifies that cash is to be held in banks with a rating of A or higher by Moody's Investors Service or Standard & Poor's Financial Services LLC. In addition, the Company's investment policy allows investment of surplus funds in permitted investments consisting of US treasury bills, notes and bonds, government sponsored agency debt obligations, corporate debt or municipal securities with credit rating of at least AA. All investments must have a maximum term to maturity of one year.